Income and Other Taxes Payable (Details) - Schedule of Income and Other Taxes Payable - Tax Contingent Liability [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Income and Other Taxes Payable (Details) - Schedule of Income and Other Taxes Payable [Line Items]
Taxes payable in installments	$ 57,977	$ 67,980
PIS / COFINS tax payable	16,501	32,835
ICMS / VAT / GST tax payable	43,596	35,335
Withholding income taxes	7,850	10,527
IPTU and others	94,260	91,693
Subtotal	220,184	238,370
Income taxes payable	166,781	83,247
Total	386,965	321,617
Breakdown:
Current liabilities	301,059	227,249
Non-current liabilities	85,906	94,368
Total	$ 386,965	$ 321,617